RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		1 Months Ended
	Oct. 24, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Founder shares outstanding			10,782,091	9,999,051
Sponsor | Founder Shares | Tailwind Acquisition Corp [Member]
RELATED PARTY TRANSACTIONS
Maximum shares subject to forfeiture		1,125,000
Class B Common stock | Tailwind Acquisition Corp [Member]
RELATED PARTY TRANSACTIONS
Founder shares outstanding			8,355,393	8,355,393
Class B Common stock | Sponsor | Founder Shares | Tailwind Acquisition Corp [Member]
RELATED PARTY TRANSACTIONS
Shares issued		8,625,000
Consideration received		$ 25,000
Maximum shares subject to forfeiture following underwriter's election to partially exercise its over-allotment		269,607
Founder shares as a percentage of issued and outstanding shares after the Initial Public Offering		20.00%
Shares forfeited	269,607
Founder shares outstanding	8,355,393
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12
Threshold trading days for transfer, assign or sale of shares or warrant, after the completion of the initial business combination		20 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		150 days
Restrictions on transfer period of time after business combination completion		1 year